Initial Public Offering	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
INITIAL PUBLIC OFFERING
Initial Public Offering [Abstract]
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 8,000,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third of
one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
On December 1, 2020, the underwriters fully exercised their over-allotment option, resulting in an additional 1,200,000 Units issued for an aggregate amount of $12,000,000. In connection with the underwriters’ full exercise of their over-allotment option, the Company also consummated the sale of an additional 24,000 Private Placement Units at $10.00 per Private Placement Unit, generating total proceeds of $12,240,000. A total of $12,000,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $92,000,000 (see Note 9).

NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 9,200,000 Units, inclusive of 1,200,000 Units sold to the underwriters on December 1, 2020 upon the underwriters’ election to fully exercise their over-allotment option, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

On December 1, 2020, the underwriters fully exercised their over-allotment option, resulting in an additional 1,200,000 Units issued for an aggregate amount of $12,000,000. In connection with the underwriters’ full exercise of their over-allotment option, the Company also consummated the sale of an additional 24,000 Private Placement Units at $10.00 per Private Placement Unit, generating total proceeds of $12,240,000. A total of $12,000,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $92,000,000.